Subsequent Events - Additional Information (Details) - USD ($)												1 Months Ended								3 Months Ended					6 Months Ended	9 Months Ended		12 Months Ended
	Nov. 08, 2024	Oct. 24, 2024	Jun. 13, 2024	Mar. 29, 2024	Mar. 28, 2024	Feb. 20, 2024	Feb. 15, 2024	Feb. 02, 2024	Feb. 01, 2024	Jan. 21, 2024	Jan. 06, 2024	Nov. 30, 2024	Oct. 31, 2024	May 31, 2024	Nov. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Jan. 31, 2023	Nov. 30, 2022	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Nov. 12, 2024	Nov. 11, 2024	Oct. 02, 2024	Jun. 28, 2024	Jun. 14, 2024	Apr. 18, 2024	Dec. 12, 2023	Feb. 28, 2023	Nov. 13, 2022
Subsequent Event [Line Items]
Gross purchase price of newly issued common stock																																				$ 20,000,000
Preferred stock, par value																				$ 0.0001						$ 0.0001		$ 0.0001
Common stock, par value	$ 0.0001																			$ 0.0001						$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares authorized																				200,000,000						200,000,000		200,000,000
Issuance of shares upon conversion, value																					$ 1,084,000	$ 866,000	$ 4,521,000					$ 4,521,000
Common stock shares issued, value												$ 2,800	$ 2,800
Share issue price		$ 16.25
Reduction of term loan receivable		$ 200,000																		$ 600,000						$ 600,000
Common stock, shares issued												224,480	224,480
Common stock, shares outstanding	41,787,040		265,811																	171,705						171,705		3,548	613		417,870			6,645
Reverse Stock Split rate description	1-for-100		1-for-40
Proceeds from long-term lines of credit														$ 400,000	$ 800,000		$ 500,000	$ 500,000							$ 500,000
Common stock, shares Issued	41,787,040		265,811																	171,705						171,705		3,548	613		417,870			6,645
Proceeds from senior secured notes																$ 15,800,000										$ 0	$ 3,030,000	$ 4,863,000	$ 0
Senior Notes [Member]
Subsequent Event [Line Items]
Warrant exercise price																	$ 0.0001							$ 0.0001
Proceeds from senior secured notes																	$ 2,000,000											$ 1,300,000
Term Loan [Member]
Subsequent Event [Line Items]
Principal and interest																				$ 4,309,186						$ 4,309,186
Term Loan [Member] | Vertical Investors LLC [Member]
Subsequent Event [Line Items]
Principal and interest									$ 8,000,000
Maturity Date									Jun. 28, 2024
Series A Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Debt instrument aggregate outstanding amount				$ 800,000
Series A Convertible Preferred Stock One [Member]
Subsequent Event [Line Items]
Issuance of shares upon conversion				1,500,000																						1,500,000
Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock, shares authorized																				5,000,000						5,000,000
Preferred stock, dividend rate, percentage																										8.00%
Percentage of common stock outstanding regarding voluntary conversion																				19.99%						19.99%
Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock, shares authorized																				1,500,000						1,500,000
Percentage of common stock outstanding regarding voluntary conversion																				19.99%						19.99%
Debt Instrument, Convertible, Conversion Price																				$ 2						$ 2
Service Providers Stock Warrants [Member]
Subsequent Event [Line Items]
Proceeds from issuance of warrants																	400,000,000		$ 225,000,000
Proceeds from issuance or sale of equity																	$ 10,000,000,000		$ 10,000,000
Warrant exercise price																	$ 0.0001		$ 0.0001					$ 0.0001
Rights Offering [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Price per share																																					$ 2,051.4
Common stock, shares Issued																		2,169		2,437						2,437		2,437	268								2,169
Asset Purchase Agreement [Member]
Subsequent Event [Line Items]
Weighted Average Threshold Consecutive Trading Days																										10 days
Common stock, shares issued																										2,400
Maximum number of earn-out shares																										5,666
CLMBR, Inc. [Member]
Subsequent Event [Line Items]
Secured promissory note paid off																																$ 700,000
Common stock, shares issued																										5,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock, shares outstanding																														417,705								625,067
Subsequent Event [Member] | Woodway USA, INC [Member]
Subsequent Event [Line Items]
Description Of Debt Instrument Renewable Period						automatically renewable for further five year terms unless the Distributor cancels at least 90 days prior to the expiration of the term.
Stock issued for grant right to sell and distribute product						2,150
Debt instrument term						5 years
Subsequent Event [Member] | Senior Secured Convertible Promissory Note [Member] | CLMBR Holdings LLC [Member]
Subsequent Event [Line Items]
Common stock, par value									$ 0.0001
Promissory note, principal amount									$ 6,000,000
Interest rate									2.00%
Maturity Date									Dec. 15, 2024
Subsequent Event [Member] | Term Loan [Member] | Vertical Investors LLC [Member]
Subsequent Event [Line Items]
Principal and interest									$ 7,968,978
Maturity Date					Dec. 31, 2024				Jun. 28, 2024
Subsequent Event [Member] | Series A Convertible Preferred Stock Two [Member]
Subsequent Event [Line Items]
Issuance of shares upon conversion				515,598
Conversion of Outstanding Accounts Payable on Certain Portion				$ 900,000
Subsequent Event [Member] | Series A Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock, par value											$ 0.0001
Issuance of shares upon conversion				538,039			2,377,258
Debt instrument aggregate outstanding amount							$ 4,300,000
Subsequent Event [Member] | Series A Convertible Preferred Stock One [Member]
Subsequent Event [Line Items]
Issuance of shares upon conversion							1,500,000
Conversion of outstanding debt				$ 3,000,000
Subsequent Event [Member] | Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock, shares authorized											5,000,000
Preferred stock, dividend rate, percentage											8.00%
Subsequent Event [Member] | Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock, shares authorized										1,500,000
Percentage of common stock outstanding regarding voluntary conversion										19.99%
Subsequent Event [Member] | Asset Purchase Agreement [Member]
Subsequent Event [Line Items]
Purchase price of asset acquisition								$ 15,400,000
Issuance of stock, shares								1,500,000
Subordinated debt								$ 1,500
Retirement of senior debt								$ 9,400,000
Subsequent Event [Member] | Asset Purchase Agreement [Member] | Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Issuance of shares upon conversion								357
Issuance of shares upon conversion, value								$ 3,000,000
Minimum [Member] | Series A Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Debt Instrument, Convertible, Conversion Price	$ 0.7501
Minimum [Member] | Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock, shares authorized																																	7,000,000		5,000,000
Preferred Stock Conversion Period																										12 months
Minimum [Member] | Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred Stock Conversion Period																										24 months
Minimum [Member] | Subsequent Event [Member] | Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred Stock Conversion Period											12 months
Minimum [Member] | Subsequent Event [Member] | Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred Stock Conversion Period										24 months
Maximum [Member] | Series A Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Debt Instrument, Convertible, Conversion Price	0.0702
Maximum [Member] | Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock, shares authorized																																	10,000,000		7,000,000
Common Stock [Member]
Subsequent Event [Line Items]
Common stock, par value	$ 0.0001		$ 0.0001																	$ 0.0001						$ 0.0001		$ 0.0001	$ 0.0001
Issuance of shares upon conversion																					2,511	371	142					142
Issuance of shares upon conversion, value																					$ 0	$ 0
Issuance of stock, shares		15,000																		118,738				2,169		12,870		2,169
Share issue price		$ 16.25
Common stock, shares outstanding																				171,705						171,705		3,548	613
Common stock, shares Issued																				171,705						171,705		3,548	613
Conversion of stock, amount issued																								$ 4,000				$ 4,000
Common Stock [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Issuance of stock, shares																													334
Conversion of stock, amount issued																								$ (4,000)				$ (4,000)
Common Stock [Member] | Series A Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Issuance of stock, shares																													22
Common Stock [Member] | Subsequent Event [Member] | Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Common stock, par value											$ 0.0001
Common Stock [Member] | Subsequent Event [Member] | Asset Purchase Agreement [Member]
Subsequent Event [Line Items]
Purchase price of asset acquisition								$ 1,450,000